Convertible Notes Payable	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

(A)	Convertible Notes Payable

At September 30, 2013 and December 31, 2012, convertible debt consisted of the following:

	September 30, 2013	December 31, 2012
Convertible into 50% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion. These notes matured in July 2008 ($75,000), November 2008 ($100,000) and February 2010 ($15,000). These notes were acquired in the merger and are currently in default.	$190,000	$-

Convertible into 50% of the five day average closing bid prices immediately preceding conversion. This note matured in July 2008. This note was acquired in the merger and is currently in default.	50,000	-

Convertible into 10% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion. This note matured in March 2008. This note was acquired in the merger and is currently in default.	40,000	-

Convertible into 75% of the average of the lowest three closing prices during the 20 trading days immediately preceding conversion. These notes matured in May and June of 2010. These notes were acquired in the merger and are currently in default.	25,000	-

Convertible into 50% of the average of the lowest three closing prices during the 10 trading days immediately preceding conversion. Notes mature in July 2013 – May 2014. $47,000 of principal balance is in default.	492,000	-

	$797,000	$-

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to the discount to market feature, which could require a settlement in shares that cannot be determined until such conversions occur. The Company may not be able to determine if sufficient authorized shares exist in connection with contemplated conversions, which requires liability classification.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity

Convertible Debt Balance as of December 31, 2012	-
Convertible Debt acquired in merger	305,000	6% - 10%	Due on Demand (in Default)
Convertible Debt acquired in merger	57,000	8%	July 1, 2013 – December 14, 2013 ($47,000 of balance is in default)

Convertible notes issued for common stock	200,000	8%	March 1, 2014
Borrowings during the period ended September 30, 2013	235,000	8%	October 24, 2013 –May 30, 2014

Convertible Debt Balance as of September 30, 2013	797,000

Debt Discount	(226,518)

Convertible Debt Balance as of September 30, 2013 net	$570,482

(B)	Debt Discount

During the nine months ended September 30, 2013 and 2012, the Company recorded debt discounts totaling $435,000 and $0, respectively.

The debt discounts pertain to convertible debt that contains embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $246,229 and $0 during the nine months ended September 30, 2013 and year ended September 30, 2012, respectively, to interest expense.

	September 30, 2013	December 31, 2012

Debt Discount	$492,000	$-
Amortization of debt discount	(265,482)	-

Debt discount – net	$226,518	$-